Amounts receivable (Details 1) - USD ($) $ in Thousands	Feb. 28, 2022	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Other receivables	$ 540	$ 460
Not later than one month [member]
IfrsStatementLineItems [Line Items]
Other receivables	26	23
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Other receivables	45	394
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Other receivables	$ 469	$ 43